Preferred Stock - Additional Information (Detail)			1 Months Ended							9 Months Ended		12 Months Ended
	Aug. 25, 2015 shares	Oct. 08, 2014 $ / shares shares	Sep. 16, 2016 shares	Jun. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Oct. 31, 2014	Jul. 31, 2014 USD ($) shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares
Class Of Stock [Line Items]
Preferred stock, shares authorized										5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares										$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued										74,380		88,347	0
Preferred Stock, Shares Outstanding										74,380		88,347	0
Issuance of stock							2,724,000
Proceeds from issuance of convertible preferred stock value | $				$ 5,300,000	$ 5,000,000		$ 21,800,000					$ 0	$ 6,569,886
Preferred shares issued, price per share | $ / shares							$ 8.80
Warrants Exercisable												13,219,597	5,447,940
Conversion of preferred stock to common stock | $												$ 2,651	$ 18,846,539
Separation description												The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $201,600,000 per share for 20 consecutive trading days (the “Separation Trigger Date”). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Proceeds from exercise of warrants | $										$ 1,449,850	$ 3,166,394	$ 3,161,220	$ 31,600
Notes Payable To Related Party
Class Of Stock [Line Items]
Number of preferred units issued as consideration									4,000,000				4,000,000
Value of preferred units issued as consideration | $									$ 100,000				$ 100,000
Preferred units issued as consideration, price per share | $ / shares													$ 0.025
Series C Warrant
Class Of Stock [Line Items]
Issuance of stock										1		118,000
Warrants Exercisable							1					5,229,973
Preferred units issued as consideration, warrants price per share | $ / shares							$ 2.55					$ 2.55
Conversion of stock, shares converted										138,158		50,400,000
Number of preferred units separated	2,676,000					48,000
Warrants exercised						384,000
Common shares issued upon exercise of warrants						1
Proceeds from exercise of warrants | $						$ 979,200
Warrants Issued During Period	21,408,000					21,408,000
Class A Warrant
Class Of Stock [Line Items]
Warrants Exercisable												1,532,598	2,041,239
Preferred units issued as consideration, warrants price per share | $ / shares							$ 4.92					$ 0.03	$ 4.92	$ 0.03	$ 2.20
Conversion of stock, shares converted			168,000							50,400,000		50,400,000	50,400,000
Conversion of stock, shares issued									1
Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable													82,625
Preferred units issued as consideration, warrants price per share | $ / shares													$ 4.92
Class A Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants Exercisable									20,000
Preferred units issued as consideration, warrants price per share | $ / shares													$ 4.92
Preferred units issued as consideration, warrants													20,000
Class B Warrant
Class Of Stock [Line Items]
Warrants Exercisable												1,310,956	1,645,845
Preferred units issued as consideration, warrants price per share | $ / shares												$ 0.03	$ 0.20	$ 0.03
Conversion of stock, shares converted			168,000							50,400,000		50,400,000	50,400,000
Warrants exercised													158,000
Common shares issued upon exercise of warrants													1
Proceeds from exercise of warrants | $													$ 31,600
Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable													82,625
Preferred units issued as consideration, warrants price per share | $ / shares													$ 0.20
Class B Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants Exercisable									20,000
Preferred units issued as consideration, warrants price per share | $ / shares													$ 0.20
Preferred units issued as consideration, warrants													20,000
IPO | Class A Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares		$ 7.00
Warrants Issued During Period		1,150,000
Underwriters Warrants
Class Of Stock [Line Items]
Exercised												14,750
Proceeds from Options Exercised | $												$ 162,250
Options Exercisable , Exercise Price | $ / shares												$ 11.00
Common Stock
Class Of Stock [Line Items]
Issuance of stock												0	0
Common shares issued upon exercise of warrants													0
Exercised												0
Common Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock						1
Common shares issued upon exercise of warrants												0
Exercised										64
Common Stock | Class A Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted			1
Common Stock | Class B Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted			1
Conversion of stock, shares issued									1
Common Stock | IPO
Class Of Stock [Line Items]
Issuance of stock		1
Conversion of stock, shares issued		22
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized										5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares										$ 0.001		$ 0.001	$ 0.001
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued										74,380		88,347
Preferred Stock, Shares Outstanding										74,380		88,347
Issuance of stock												14,750
Conversion of stock, shares converted			168,000							13,967		2,650,403
Conversion of stock, shares issued												1
Number of preferred units separated	2,676,000
Common shares issued upon exercise of warrants										1
Convertible Preferred Stock Into Common Stock Upon Option Of Holders										100
Series E Convertible Preferred Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock	2,676,000					2,676,000
Series E Convertible Preferred Stock | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted										13,967		2,650,403
Conversion of stock, shares issued										1		1
Warrants Issued During Period												50,400,000
Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock													285,566,560
Series C Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock													14,888,211
Proceeds from issuance of convertible preferred stock value | $													$ 366,250
Preferred shares issued, price per share | $ / shares													$ 0.0246
Series D Convertible Preferred Stock
Class Of Stock [Line Items]
Proceeds from issuance of convertible preferred stock value | $													$ 6,203,636
Preferred shares issued, price per share | $ / shares													$ 0.025
Gross proceeds from issuance of convertible preferred stock value | $													$ 7,139,164
Convertible debt, amount converted | $													400,000
Conversion of notes payable to preferred stock, accrued interest | $													$ 13,129
Stock issued during period upon conversion of debt, shares													16,525,121
Convertible debt, conversion price | $ / shares													$ 0.025
Conversion of preferred stock to common stock, conversion ratio								200					10,080,000,000
Conversion of stock, shares issued										1
Series D Convertible Preferred Stock | Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable													1,427,832
Preferred units issued as consideration, warrants price per share | $ / shares													$ 4.92
Warrants granted as part of offering costs													466,436
Series D Convertible Preferred Stock | Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable													1,427,832
Preferred units issued as consideration, warrants price per share | $ / shares													$ 0.20
Warrants granted as part of offering costs													251,216
Series D Convertible Preferred Stock | Series D Preferred Stock Warrant
Class Of Stock [Line Items]
Warrants granted as part of offering costs													7,200,000
Series D Convertible Preferred Stock | IPO | Notes Payable To Related Party
Class Of Stock [Line Items]
Conversion of stock, shares converted												4,000,000
Series D Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued												285,566,560
Series D Convertible Preferred Stock | Convertible Preferred Stock | Class A Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted												50,400,000
Series D Convertible Preferred Stock | Convertible Preferred Stock | Class B Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted												50,400,000
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio													1
Conversion of stock, shares converted													9,250,000
Conversion of preferred stock to common stock | $													$ 1,480,000
Series A Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted													9,250,000